OTHER REAL ESTATE HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2012
OTHER REAL ESTATE HELD FOR SALE
Schedule of analysis of other real estate held for sale

An analysis of other real estate held for sale for the years ended December 31 is as follows (dollars in thousands):

	2012	2011

Balance, January 1	$3,162	$5,562
Other real estate transferred from loans due to foreclosure	1,352	4,194
Other real estate sold	(775)	(5,457)
Writedowns of other real estate held for sale	(496)	(855)
Loss on other real estate held for sale	(31)	(282)

Balance, December 31	$3,212	$3,162